FAIR VALUE (LOSSES) GAINS, NET	6 Months Ended
Jun. 30, 2024
Disclosure of fair value measurement of assets [abstract]
FAIR VALUE (LOSSES) GAINS, NET	FAIR VALUE (LOSSES) GAINS, NET
The components of fair value (losses), net, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2024	2023	2024	2023
Commercial properties	$(464)	$(13)	$(805)	$(130)
Commercial developments	34	(58)	160	(60)
Incentive fees(1)	—	—	(5)	(11)
Financial instruments and other	(78)	13	(230)	90
Total fair value (losses), net	$(508)	$(58)	$(880)	$(111)
(1)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.